Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Line Items]
Equity

10.     Equity

Common Stock

As of March 31, 2021 and December 31, 2020, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 202,500,000 shares, respectively, of $0.0001 par value common stock. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock (as defined below) set forth below.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. The holders of common stock, voting exclusively and as a separate class, are entitled to elect one director of the Company. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of Preferred Stock. Through March 31, 2021, no cash dividends had been declared or paid.

As of March 31, 2021 and December 31, 2020, the Company had 118,183 of repurchased shares recorded as treasury stock.

Preferred Stock

The Company has issued Series A convertible redeemable preferred stock (the “Series A Preferred Stock”), Series B convertible redeemable preferred stock (the “Series B Preferred Stock”), and Series X convertible redeemable preferred stock (the “Series X Preferred Stock”). The Series A Preferred Stock, Series B Preferred Stock, and Series X Preferred Stock are collectively referred to as the “Preferred Stock”. As of March 31, 2021 and December 31, 2020, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue a total of 151,609,741 shares, respectively, of Preferred Stock, with a par value of $0.0001 per share. As of and March 31, 2021 and December 31, 2020, no shares of Preferred Stock remained undesignated.

The holders of Preferred Stock have liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company. Therefore, the Preferred Stock is classified outside of stockholders’ deficit on the consolidated balance sheet.

On March 16, 2020, the Company entered into a Series B Preferred Stock Purchase Agreement (the “Purchase Agreement”) with certain institutional investors and certain individual investors (collectively “Investors”). Pursuant to the terms of the Purchase Agreement, the Company sold and issued to the Investors an aggregate of 17,720,750 shares of Series B Preferred Stock and warrants to purchase up to an aggregate of 17,280,109 shares of Series B Preferred Stock for an aggregate purchase price of approximately $102,550. The Company utilized a probability-weighted option pricing model to determine the fair value of the warrants at the issuance date with the residual proceeds allocated to the Series B Preferred Stock. Based on this valuation, the Company determined the purchase price allocated to the Series B Preferred Stock was $84,596 and the purchase price allocated to the warrants was $17,954.

The Company classifies Preferred Stock in accordance with Accounting Standards Codification 480, Distinguishing Liabilities from Equity, which requires that contingently redeemable securities be classified outside of permanent stockholders’ equity. Accordingly, the Company has classified all shares and classes of Preferred Stock as mezzanine equity on the accompanying consolidated balance sheets for the periods presented.

Rights, Preferences and Privileges of the Preferred Stock

The holders of the Preferred Stock have the following rights and preferences except where noted:

Voting

The holders of Preferred Stock are entitled to vote, together with the holders of common stock as a single class, on all matters submitted to stockholders for a vote and have the right to vote the number of shares equal to the number of shares of common stock into which each share of Preferred Stock could convert on the record date for determination of stockholders entitled to vote.

As long as there are at least 5,000,000 shares of Series B Preferred Stock outstanding, the holders of Series B Preferred Stock, voting as a separate class, may elect one director of the Company. The remaining directors shall be elected by holders of common stock and Preferred Stock, voting together as a single class on an as converted basis.

Conversion

Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance. In addition, each share of Preferred Stock will be automatically converted into shares of common stock at the applicable conversion ratio then in effect (i) upon the closing of a firm-commitment public offering resulting in at least $50,000 of gross proceeds to the Company at a price of at least $7.2337 per share of common stock, subject to appropriate adjustment of any recapitalization (“Qualified IPO”), or (ii) upon the written consent of the holders of a majority of the then-outstanding shares of Preferred Stock, voting together as a single class.

The conversion ratio of each series of Preferred Stock is determined by dividing the Original Issue Price of each series by the Conversion Price of each series. The Original Issue Price per share is $4.8225 for Series A and X Preferred Stock (the “Series A and X Original Issue Price”) and $5.7870 for Series B Preferred Stock (the “Series B Original Issue Price”), each subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments as set forth in the Company’s certificate of incorporation, as amended and restated. As of March 31, 2021 and December 31, 2020, the Conversion Price is equal to the Original Issue Price for each series of Preferred Stock. Accordingly, as of March 31, 2021 and December 31, 2020, each share of each series of Preferred Stock was convertible into shares of common stock on a one-for-one basis.

Dividends

The holders of Preferred Stock are entitled to receive noncumulative dividends when, as and if declared by the board of directors. Dividends accrue on the Preferred Stock at a rate of 6% of the Original Issue Price per year; however, such dividends are only payable when, as and if declared by the board of directors. Holders of the Preferred Stock shall be paid dividends prior and in preference to any dividends on common stock. Through March 31, 2021, no cash dividends have been declared or paid.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or Deemed Liquidation Event (as defined below), each holder of the then-outstanding Preferred Stock will be entitled to receive the greater of (i) an amount equal to the Original Issue Price for each series of Preferred Stock plus any dividends declared but unpaid thereon or (ii) the amount such holder would have received if such holder had converted its shares into common stock immediately prior to such liquidation event at the conversion price. In the event that the assets available for distribution to stockholders are insufficient to pay Preferred Stock holders the full amounts to which they are entitled, the assets available for distribution will be distributed on a pro rata basis among the holders of the Preferred Stock in proportion to the respective amounts that would otherwise be payable in respect of such shares.

After the payment of all preferential amounts to the holders of Preferred Stock, then, to the extent available, the remaining assets of the Company will be distributed among the holders of common stock, pro rata based on the number of shares held by each such holder.

Unless (i) the holders of Series B Preferred Stock will receive an amount less the Original Issue Price or (ii) the holders of majority of the then-outstanding Preferred Stock, voting together as a single class, elect otherwise, a Deemed Liquidation Event shall include a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or a sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.

Redemption

The Company’s certificate of incorporation, as amended and restated, does not provide redemption rights to the holders of Preferred Stock.

Preferred Stock Warrants

On May 7, 2018, the Company granted Dragasac a warrant for the purchase of an aggregate of 21,600,137 shares of Series B Preferred Stock (the “Dragasac Warrant”) at an exercise price of $5.7870 per share. On February 15, 2019, Dragasac exercised its rights under the Dragasac Warrant to purchase 8,640,055 shares of Series B Preferred Stock, at an exercise price of $5.7870 per share, for gross proceeds of approximately $50,000. On May 29, 2019, the Company amended and restated the Dragasac Warrant to provide for a reduced exercise price of $5.6000 for the remaining warrant shares in exchange for Dragasac agreeing to purchase 4,464,286 shares of Series B Preferred Stock on or before May 31, 2019. On May 31, 2019, Dragasac exercised its rights under the Dragasac Warrant to purchase

4,464,286 shares of Series B Preferred Stock at a price per share of $5.6000, for gross proceeds of approximately $25,000. On November 1, 2019, the Company again amended the Dragasac Warrant to provide for a reduced exercise price of $5.2000 for the remaining warrant shares in exchange for Dragasac agreeing to purchase 8,495,796 shares of Series B Preferred Stock on or before November 4, 2019. On November 4, 2019, Dragasac exercised its right to purchase 8,495,796 shares of Series B Preferred Stock, at a price per share of $5.2000, for gross proceeds of approximately $44,178.

On January 9, 2020, the Company issued a warrant for the purchase of an aggregate of 8,495,796 shares of Series B Preferred Stock to Dragasac. The exercise price per share at which the warrant will be exercised shall be the lessor of $5.20 per share or 80% of either (i) the value attributed to one share of Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one share of the common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of the Company’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which the Company’s shareholders exchange their existing shares of capital stock in the Company for shares in a company whose shares are listed on a national stock exchange. The estimated fair value of the warrant of $11,988 at the issuance date was immediately charged to expense and recorded in expense related to warrant liabilities in the accompanying consolidated statements of operations. The incremental change in fair value resulting from the amendment was also immediately charged to expense and recorded in the same line item.

On January 8, 2021, the Company entered into a warrant amendment agreement (“Amendment No. 2”) to amend the warrant issued to Dragasac on January 9, 2020, as amended on March 16, 2020. Amendment No. 2 added a cashless exercise provision and eliminated the provision that would have provided for expiration of the warrant upon consummation of the business combination. Any portion of the warrant that is unexercised prior to consummation of the business combination will convert into warrants to purchase shares of GX Acquisition Corp Class A Common Stock, with the exercise price and number of shares adjusted as per the exchange ratio and the terms of the merger agreement. This amendment did not result in any changes to the accounting for these warrants.

On March 16, 2020, the Company entered into the Purchase Agreement with the Investors. Pursuant to the terms of the Purchase Agreement, the Company sold and issued to the Investors an aggregate of 17,720,750 shares of Series B Preferred Stock and warrants to purchase up to an aggregate of 17,280,109 shares of Series B Preferred Stock for an aggregate purchase price of approximately $102,550. The warrants are exercisable at a price of $5.787 per share on the first to occur of (a) the 60-month anniversary of the date of issuance of the warrants, (b) the consummation of the Company’s initial public offering and (c) the consummation of a change of control. On January 8, 2021, the Company entered into a warrant amendment agreement to amend the warrant issued the Investors on March 16, 2020. The warrant was amended to add cashless exercise provisions following the consummation of the business combination. Any portion of warrant held by the Investors that is unexercised prior to the consummation of the business combination will convert into a warrant to purchase shares of GX Acquisition Corp Class A Common Stock, with the exercise price and number of shares adjusted as per the exchange ratio and the terms of the merger agreement. This amendment did not result in any changes to the accounting for these warrants.

The Company classifies the warrants as liabilities on its consolidated balance sheets because the warrants are freestanding financial instruments that may require the Company to transfer assets upon exercise. The liability associated with each of these warrants was initially recorded at fair value upon the issuance date of each warrant and is subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liability are recognized as a component of other income (expense), net in the consolidated statement of operations and comprehensive loss. Changes in the fair value of each warrant comprising the Preferred Stock warrant liability will continue to be recognized until each respective warrant is exercised, expires or qualifies for equity classification.

As of March 31, 2021, the Company had 25,775,905 outstanding warrants to purchase Series B convertible preferred stock. A summary of the warrants is as follows:

	Number of shares	Exercise price		Expiration date
Dragasac Warrant	8,495,796	$5.20	*	March 16, 2025
March 2020 Series B Warrants	17,280,109	$5.79		March 16, 2025
	25,775,905

*        The exercise price is the lessor of $5.20/share or 80% of either (i) the value attributed to one share of Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.

11.     Equity

Common Stock

As of December 31, 2020 and 2019, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 202,500,000 shares and 150,000,000 shares, respectively, of $0.0001 par value common stock. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock (as defined below) set forth below.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. The holders of common stock, voting exclusively and as a separate class, are entitled to elect one director of the Company. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of Preferred Stock. Through December 31, 2020, no cash dividends had been declared or paid.

As of December 31, 2019, the Company had 18,183 of repurchased shares recorded as treasury stock at an original purchase cost of $0.001 per share. During the third quarter of 2020, the Company repurchased an additional 100,000 shares at a price of $2.56 per share (see Note 18). As of December 31, 2020, the Company had 118,183 of repurchased shares recorded as treasury stock.

Preferred Stock

The Company has issued Series A convertible redeemable preferred stock (the “Series A Preferred Stock”), Series B convertible redeemable preferred stock (the “Series B Preferred Stock”), and Series X convertible redeemable preferred stock (the “Series X Preferred Stock”). The Series A Preferred Stock, Series B Preferred Stock, and Series X Preferred Stock are collectively referred to as the “Preferred Stock”. As of December 31, 2020 and 2019, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue a total of 151,609,741 and 97,978,328 shares, respectively, of Preferred Stock, with a par value of $0.0001 per share. As of December 31, 2020 and 2019, no shares of Preferred Stock remained undesignated.

The holders of Preferred Stock have liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company. Therefore, the Preferred Stock is classified outside of stockholders’ deficit on the consolidated balance sheet.

The Company concluded that the Series B Preferred Stock was considered probable of becoming redeemable. Accordingly, Series B Preferred Stock was accreted for the difference between the initial net carrying value and the redemption value through October 15, 2018, the date the Committee on Foreign Investment in the United States (“CFIUS”) approval was obtained and the date that redemption was no longer probable, using the effective interest rate method. The Series A Preferred Stock and the Series X Preferred Stock are not probable of being redeemable.

On March 16, 2020, the Company entered into a Series B Preferred Stock Purchase Agreement (the “Purchase Agreement”) with certain institutional investors and certain individual investors (collectively “Investors”). Pursuant to the terms of the Purchase Agreement, the Company sold and issued to the Investors an aggregate of 17,720,750 shares of Series B Preferred Stock and warrants to purchase up to an aggregate of 17,280,109 shares of Series B Preferred Stock for an aggregate purchase price of approximately $102,550. The Company utilized a probability-weighted option pricing model to determine the fair value of the warrants at the issuance date with the residual proceeds allocated to the Series B Preferred Stock. Based on this valuation, the Company determined the purchase price allocated to the Series B Preferred Stock was $84,596 and the purchase price allocated to the warrants was $17,954.

The Company classifies Preferred Stock in accordance with Accounting Standards Codification 480, Distinguishing Liabilities from Equity, which requires that contingently redeemable securities be classified outside of permanent stockholders’ equity. Accordingly, the Company has classified all shares and classes of Preferred Stock as mezzanine equity on the accompanying consolidated balance sheets for the periods presented.

Rights, Preferences and Privileges of the Preferred Stock

The holders of the Preferred Stock have the following rights and preferences except where noted:

Voting

The holders of Preferred Stock are entitled to vote, together with the holders of common stock as a single class, on all matters submitted to stockholders for a vote and have the right to vote the number of shares equal to the number of shares of common stock into which each share of Preferred Stock could convert on the record date for determination of stockholders entitled to vote.

As long as there are at least 5,000,000 shares of Series B Preferred Stock outstanding, the holders of Series B Preferred Stock, voting as a separate class, may elect one director of the Company. The remaining directors shall be elected by holders of common stock and Preferred Stock, voting together as a single class on an as converted basis.

Conversion

Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance. In addition, each share of Preferred Stock will be automatically converted into shares of common stock at the applicable conversion ratio then in effect (i) upon the closing of a firm-commitment public offering resulting in at least $50,000 of gross proceeds to the Company at a price of at least $7.2337 per share of common stock, subject to appropriate adjustment of any recapitalization (“Qualified IPO”), or (ii) upon the written consent of the holders of a majority of the then-outstanding shares of Preferred Stock, voting together as a single class.

The conversion ratio of each series of Preferred Stock is determined by dividing the Original Issue Price of each series by the Conversion Price of each series. The Original Issue Price per share is $4.8225 for Series A and X Preferred Stock (the “Series A and X Original Issue Price”) and $5.7870 for Series B Preferred Stock (the “Series B Original Issue Price”), each subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments as set forth in the Company’s certificate of incorporation, as amended and restated. As of December 31, 2020 and 2019, the Conversion Price is equal to the Original Issue Price for each series of Preferred Stock. Accordingly, as of December 31, 2020 and 2019, each share of each series of Preferred Stock was convertible into shares of common stock on a one-for-one basis.

Dividends

The holders of Preferred Stock are entitled to receive noncumulative dividends when, as and if declared by the board of directors. Dividends accrue on the Preferred Stock at a rate of 6% of the Original Issue Price per year; however, such dividends are only payable when, as and if declared by the board of directors. Holders of the Preferred Stock shall be paid dividends prior and in preference to any dividends on common stock. Through December 31, 2020, no cash dividends have been declared or paid.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or Deemed Liquidation Event (as defined below), each holder of the then-outstanding Preferred Stock will be entitled to receive the greater of (i) an amount equal to the Original Issue Price for each series of Preferred Stock plus any dividends declared but unpaid thereon or (ii) the amount such holder would have received if such holder had converted its shares into common stock immediately prior to such liquidation event at the conversion price. In the event that the assets available for distribution to stockholders are insufficient to pay Preferred Stock holders the full amounts to which they are entitled, the assets available for distribution will be distributed on a pro rata basis among the holders of the Preferred Stock in proportion to the respective amounts that would otherwise be payable in respect of such shares.

After the payment of all preferential amounts to the holders of Preferred Stock, then, to the extent available, the remaining assets of the Company will be distributed among the holders of common stock, pro rata based on the number of shares held by each such holder.

Unless (i) the holders of Series B Preferred Stock will receive an amount less the Original Issue Price or (ii) the holders of majority of the then-outstanding Preferred Stock, voting together as a single class, elect otherwise, a Deemed Liquidation Event shall include a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or a sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.

Redemption

The Company’s certificate of incorporation, as amended and restated, does not provide redemption rights to the holders of Preferred Stock.

Preferred Stock Warrants

On May 7, 2018, the Company granted Dragasac a warrant for the purchase of an aggregate of 21,600,137 shares of Series B Preferred Stock (the “Dragasac Warrant”) at an exercise price of $5.7870 per share. On February 15, 2019, Dragasac exercised its rights under the Dragasac Warrant to purchase 8,640,055 shares of Series B Preferred Stock, at an exercise price of $5.7870 per share, for gross proceeds of approximately $50,000. On May 29, 2019, the Company amended and restated the Dragasac Warrant to provide for a reduced exercise price of $5.6000 for the remaining warrant shares in exchange for Dragasac agreeing to purchase 4,464,286 shares of Series B Preferred Stock on or before May 31, 2019. On May 31, 2019, Dragasac exercised its rights under the Dragasac Warrant to purchase 4,464,286 shares of Series B Preferred Stock at a price per share of $5.6000, for gross proceeds of approximately $25,000. On November 1, 2019, the Company again amended the Dragasac Warrant to provide for a reduced exercise price of $5.2000 for the remaining warrant shares in exchange for Dragasac agreeing to purchase 8,495,796 shares of Series B Preferred Stock on or before November 4, 2019. On November 4, 2019, Dragasac exercised its right to purchase 8,495,796 shares of Series B Preferred Stock, at a price per share of $5.2000, for gross proceeds of approximately $44,178.

On January 9, 2020, the Company issued a warrant for the purchase of an aggregate of 8,495,796 shares of Series B Preferred Stock to Dragasac. The exercise price per share at which the warrant will be exercised shall be the lessor of $5.20 per share or 80% of either (i) the value attributed to one share of Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one share of the common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of the Company’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which the Company’s shareholders exchange their existing shares of capital stock in the Company for shares in a company whose shares are listed on a national stock exchange. The estimated fair value of the warrant of $11,988 at the issuance date was immediately charged to expense and recorded in expense related to warrant liabilities in the accompanying consolidated statements of operations. The incremental change in fair value resulting from the amendment was also immediately charged to expense and recorded in the same line item.

On March 16, 2020, the Company entered into the Purchase Agreement with the Investors. Pursuant to the terms of the Purchase Agreement, the Company sold and issued to the Investors an aggregate of 17,720,750 shares of Series B Preferred Stock and warrants to purchase up to an aggregate of 17,280,109 shares of Series B Preferred Stock for an aggregate purchase price of approximately $102,550. The warrants are exercisable at a price of $5.787 per share on the first to occur of (a) the 60-month anniversary of the date of issuance of the warrants, (b) the consummation of the Company’s initial public offering and (c) the consummation of a change of control.

The Company classifies the warrants as liabilities on its consolidated balance sheets because the warrants are freestanding financial instruments that may require the Company to transfer assets upon exercise. The liability associated with each of these warrants was initially recorded at fair value upon the issuance date of each warrant and is subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liability are recognized as a component of other income (expense), net in the consolidated statement of operations and comprehensive loss. Changes in the fair value of each warrant comprising the Preferred Stock warrant liability will continue to be recognized until each respective warrant is exercised, expires or qualifies for equity classification.

As of December 31, 2020, the Company had outstanding warrants to purchase 25,775,905 shares of Series B convertible preferred stock. A summary of the warrants is as follows:

	Number of shares	Exercise price		Expiration date
Dragasac Warrant	8,495,796	$5.20	*	March 16, 2025
March 2020 Series B Warrants	17,280,109	$5.79		March 16, 2025
	25,775,905

*        The exercise price is the lessor of $5.20/share or 80% of either (i) the value attributed to one share of Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.

Gx Acquisition Corp [Member]
Equity [Line Items]
Equity

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue up to 1,000,000 shares of $0.0001 par value preferred stock. At March 31, 2021 and December 31, 2020, there were no preferred shares issued or outstanding.

Class A Common Stock — The Company is authorized to issue up to 100,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s Class A common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 0 and 8,142,539 shares of Class A common stock issued and outstanding, excluding 28,750,000 and 20,607,461 shares of Class A common stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue up to 10,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s Class B common stock are entitled to one vote for each share. The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. As a result of the underwriter’s election to fully exercise its over-allotment option, 937,500 Founder Shares are no longer subject to forfeiture. At March 31, 2021 and December 31, 2020, there were 7,187,500 shares of Class B common stock issued and outstanding.

The Company may issue additional common stock or preferred stock to complete its Business Combination or under an employee incentive plan after completion of its Business Combination.

NOTE 8. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue up to 1,000,000 shares of $0.0001 par value preferred stock. At December 31, 2020 and 2019, there were no preferred shares issued or outstanding.

Class A Common Stock — The Company is authorized to issue up to 100,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s Class A common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 8,142,539 and 3,166,514 shares of Class A common stock issued and outstanding, excluding 20,607,461 and 25,583,486 shares of Class A common stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue up to 10,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s Class B common stock are entitled to one vote for each share. The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. As a result of the underwriter’s election to fully exercise its over-allotment option, 937,500 Founder Shares are no longer subject to forfeiture. At December 31, 2020 and 2019, there were 7,187,500 shares of Class B common stock issued and outstanding.

The Company may issue additional common stock or preferred stock to complete its Business Combination or under an employee incentive plan after completion of its Business Combination.